UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	        WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Investment Management LLC
Address:	 100 Shoreline Highway, Suite B-390
		 Mill Valley, CA 94941
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Eugene Cheuk
Title:   Chief Financial Officer
Phone:   (415)322-6203
Signature,       		Place,         	and Date of Signing
Eugene Cheuk  			California	May 15, 2013

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	29
Form 13F Information Table Value Total:	146,135,000

List of Other Included Managers:
NONE
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
Name Of Issuer                  Title of Class  Cusip       Market Value Shr/Prn   SH  PUT Invest Other Sole   Shared Other
							    (x1000)	 Amount	   PRN CALL	  Mgrs

ALLEGHANY CORP (DEL)                  COM       017175100   350          884       SH             SOLE  884
AMERICAN INTL GROUP INC             COM NEW     026874784   7,713        198,699   SH             SOLE  198,699
AVIS BUDGET GROUP                     COM       053774105   8,372        300,832   SH             SOLE  300,832
BERKSHIRE HATHAWAY INC DEL            CL A      084670108   6,564        42        SH             SOLE  42
CENTRAL FD CDA LTD                    CL A      153501101   795          41,046    SH             SOLE  41,046
CHESAPEAKE ENERGY CORP                COM       165167107   6,049        296,389   SH             SOLE  296,389
CHESAPEAKE ENERGY CORP                CALL      165167107   192          322       SH CALL        SOLE  322
CHESAPEAKE ENERGY CORP                CALL      165167107   377          552       SH CALL        SOLE  552
CITIGROUP INC.                      COM NEW     172967424   9,664        218,437   SH             SOLE  218,437
DELTA AIR LINES, INC. DEL           COM NEW     247361702   310          18,758    SH             SOLE  18,758
GREEN DOT CORP                        CL A      39304D102   1,923        115,051   SH             SOLE  115,051
HALLIBURTON CO                        COM       406216101   14,052       347,726   SH             SOLE  347,726
HILLENBRAND INC                       COM       431571108   12,194       482,370   SH             SOLE  482,370
ISHARES GOLD TRUST                  ISHARES     464285105   3,880        250,000   SH             SOLE  250,000
LEUCADIA NATL CORP                    COM       527288104   1,213        44,237    SH             SOLE  44,237
LOCKHEED MARTIN CORP                  COM       539830109   15,730       162,970   SH             SOLE  162,970
MFC INDL LTD                          COM       55278T105   2,127        234,724   SH             SOLE  234,724
MARKET VECTORS ETF TR            GOLD MINER ETF 57060U100   2,344        61,936    SH             SOLE  61,936
MORGAN STANLEY                      COM NEW     617446448   6,710        305,260   SH             SOLE  305,260
SPDR GOLD TRUST                     GOLD SHS    78463V107   1,545        10,000    SH             SOLE  10,000
SOUTHWEST AIRLS CO                    COM       844741108   8,349        619,354   SH             SOLE  619,354
SPROTT PHYSICAL GOLD TRUST ETF        UNIT      85207H104   5,710        421,993   SH             SOLE  421,993
SPROTT PHYSICAL SILVER TRUST ETF    TR UNIT     85207K107   1,835        163,689   SH             SOLE  163,689
TOWER INTL INC                        COM       891826109   28           2,000     SH             SOLE  2,000
TRAVELERS COMPANIES INC               COM       89417E109   6,146        72,996    SH             SOLE  72,996
US BANCORP DEL                      COM NEW     902973304   7,736        228,000   SH             SOLE  228,000
UNITED CONTL HLDGS INC                COM       910047109   397          12,388    SH             SOLE  12,388
WELLPOINT INC                         COM       94973V107   9,380        141,629   SH             SOLE  141,629
WESTERN DIGITAL CORP                  COM       958102105   4450         88,479    SH             SOLE  88,479